Schedule of Investments (unaudited) March 31, 2020	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.9%

Belgium — 1.8%
KBC Group NV	32,972	$1,496,110

Denmark — 2.9%
DSV Panalpina AS	26,858	2,442,172

Finland — 4.3%
Kone OYJ, Class B	41,758	2,338,476
Neste OYJ	36,744	1,221,647

		3,560,123

France — 37.3%
Airbus SE	13,700	883,401
BNP Paribas SA	54,208	1,582,614
Dassault Systemes SE	10,120	1,477,429
Eiffage SA	11,533	818,653
Ingenico Group SA	4,699	491,183
Kering SA	5,314	2,770,786
LVMH Moet Hennessy Louis Vuitton SE	14,756	5,411,779
Pernod Ricard SA	20,136	2,858,026
Safran SA	32,592	2,887,556
Sanofi	44,304	3,835,609
Schneider Electric SE	38,309	3,237,986
Teleperformance	5,330	1,103,932
Vinci SA	31,353	2,561,830
Worldline SA(a)(b)	16,030	946,110

		30,866,894

Germany — 21.9%
Adidas AG	11,711	2,600,161
Allianz SE, Registered Shares	19,291	3,285,207
Deutsche Boerse AG	13,129	1,803,713
Deutsche Wohnen SE, Bearer Shares	55,814	2,115,276
MorphoSys AG(a)	5,063	487,492
MTU Aero Engines AG	7,639	1,104,574
Puma SE	14,417	847,072
SAP SE	34,118	3,809,204
Symrise AG	22,467	2,078,396

		18,131,095

Ireland — 1.5%
Kingspan Group PLC(a)	22,648	1,221,282

Italy — 7.7%
Enel SpA	235,440	1,624,028
FinecoBank Banca Fineco SpA	258,134	2,322,451
IMA Industria Macchine Automatiche SpA	13,018	763,442
Moncler SpA	45,401	$1,649,812

		6,359,733

Security		Shares	Value

Netherlands — 10.5%
ASML Holding NV		17,486	$4,609,564
ASR Nederland NV		26,914	676,707
IMCD NV		23,639	1,696,276
Koninklijke Philips NV		42,572	1,747,894

			8,730,441

Spain — 2.8%
Amadeus IT Group SA		19,913	937,282
Iberdrola SA		137,832	1,348,135

			2,285,417

Switzerland — 3.0%
ST Microelectronics NV		80,082	1,721,489
Straumann Holding AG, Registered Shares		998	729,642

			2,451,131

United Kingdom — 5.2%
Linde PLC		15,287	2,651,345
RELX PLC		76,276	1,627,915

			4,279,260

Total Long-Term Investments — 98.9% (Cost — $84,070,379)			81,823,658

Short-Term Securities — 1.4%

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(c)(d)		439,164	439,164

Total Money Market Funds — 0.6%			439,164

		Par (000)

Time Deposits — 0.8%

Europe — 0.8%
BNP Paribas SA, 0.67%, 04/01/20	EUR	615	678,376

Total Time Deposits — 0.8%			678,376

Total Short-Term Securities — 1.4% (Cost — $1,117,540)			1,117,540

Total Investments — 100.3% (Cost — $85,187,919)			82,941,198

Liabilities in Excess of Other Assets — (0.3)%			(207,043)

Net Assets — 100.0%			$82,734,155

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock EuroFund

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
(d)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	439,164	(b)	—		439,164	$439,164	$5,489		$1	$—
SL Liquidity Series, LLC, Money Market Series(c)	31,839	—		(31,839	)(b)	—	—	3	(d)	3	(3)

							$439,164	$5,492		$4	$(3)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Currency Abbreviations

EUR — Euro

USD — United State Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	$—	$1,496,110	$—	$1,496,110
Denmark		2,442,172	—	2,442,172
Finland	—	3,560,123	—	3,560,123
France	—	30,866,894	—	30,866,894
Germany	—	18,131,095	—	18,131,095
Ireland		1,221,282	—	1,221,282
Italy	—	6,359,733	—	6,359,733
Netherlands		8,730,441	—	8,730,441
Spain	—	2,285,417	—	2,285,417
Switzerland	—	2,451,131	—	2,451,131
United Kingdom	—	4,279,260	—	4,279,260
Short-Term Securities:
Money Market Funds	439,164	—	—	439,164
Time Deposits(a)	—	678,376	—	678,376

	$439,164	$82,502,034	$—	$82,941,198

(a)	See above Schedule of Investments for values in each country.

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